Financial Instruments (Details Narrative) - USD ($)		12 Months Ended
	Oct. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 29, 2025
FinancialInstrumentsLineItems [Line Items]
Shares issued to settle liability		1,457		1,500
Derivatives floor value	$ 40.00
Gain (loss) on extinguishment of debt		$ 3,336,213
Stand ready guarantee liability		1,245,416
Fair Value, Nonrecurring [Member]
FinancialInstrumentsLineItems [Line Items]
Stand ready guarantee liability		2,135,000
Other Nonoperating Income Expenses [Member] | Forward Purchase Agreement [Member]
FinancialInstrumentsLineItems [Line Items]
Gain (loss) on extinguishment of debt		3,300,000
Common Stock [Member]
FinancialInstrumentsLineItems [Line Items]
Shares issued to settle liability	37,517
Common Stock [Member] | Acquisition Agreement [Member]
FinancialInstrumentsLineItems [Line Items]
Shares issued to settle liability	37,517
Shares issued, value	$ 300,000
Fair Value, Inputs, Level 3 [Member]
FinancialInstrumentsLineItems [Line Items]
Third anniversary payment consideration	$ 1,500,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
FinancialInstrumentsLineItems [Line Items]
Stand ready guarantee liability		$ 2,135,000